RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes
RELATED PARTY TRANSACTIONS

RELATED PARTY TRANSACTIONS

Due to Related Party

See Note 4 Due to Related Party for disclosure of payable to related Party.

Loan Payable – Related Party

See Note 5 Loan Payable – Related Parties for disclosure of loans payable to related Parties.

Executive Compensation

See Note 9 – Stockholder’ Deficiency for disclosure of compensation to the Chief Financial Officer.

Employment Agreement

See Note 10 – Commitments and Contingencies for disclosure of the Employment Agreement with the Chief Executive Officer.

RELATED PARTY TRANSACTIONS

Due to Related Party

See Note 5 Due to Related Party for disclosure of payable to related Party.

Loan Payable – Related Party

See Note 6 Loan Payable – Related Parties for disclosure of loans payable to related Parties

Executive Compensation

See Note 8 – Stockholders’ Deficit for disclosure of warrants to purchase 1,000,000 shares of common stock at an exercise price of $.11 with a term of 5 years to the Executive Director of Asia Operations (a consultant). The Executive Director of Asia Operations is the spouse of the Chief Financial Officer. The Executive Director of Asia Operations is contracted on a month to month basis.

See Note 8 – Stockholder’ Deficiency for disclosure of compensation to the Chief Executive Officer and Chief Financial Officer.

Employment Agreement

See Note 9 – Commitments and Contingencies and Note 12 – Subsequent Event for disclosures of the Employment Agreements with the Chief Executive Officer and Chief Financial Officer.